Related-Party Transactions (Narrative) (Detail) - USD ($)	1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 28, 2019	Jun. 30, 2018	Feb. 28, 2018	May 31, 2018	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Related Party Transaction [Line Items]
Derivative Asset					$ 294,000,000		$ 307,000,000
Derivative Liabilities					279,000,000		284,000,000
Interest income					11,000,000		11,000,000
Facility Limit					6,000,000,000	[1]	5,500,000,000
DMLPHCII
Related Party Transaction [Line Items]
Promissorry note term								5 years
Unbilled Revenues [Member]
Related Party Transaction [Line Items]
Affiliated receivables					7,000,000		7,000,000
Commercial Paper | DMLPHCII
Related Party Transaction [Line Items]
Interest Rate								2.75%
Debt Instrument, Face Amount								$ 15,000,000.0
Term Loan Credit Agreement
Related Party Transaction [Line Items]
Credit facility, outstanding amount		$ 500,000,000	$ 950,000,000		3,000,000,000.0
Promissorry note term		364 days	364 days
Facility Limit									$ 500,000,000
Revolving Credit Facility
Related Party Transaction [Line Items]
Credit facility, outstanding amount					0
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Derivative Asset					31,000,000		33,000,000
Derivative Liabilities					19,000,000		8,000,000
Short term demand note					3,097,000,000		2,806,000,000
Affiliated receivables					319,000,000		65,000,000
Payables to affiliates					124,000,000		138,000,000
Facility Limit					1,500,000,000	[2]	1,500,000,000
Distributions to affiliates					230,000,000		239,000,000	868,000,000
Dominion Energy Gas Holdings, LLC | Commercial Paper
Related Party Transaction [Line Items]
Interest income					$ 79,000,000		$ 69,000,000	54,000,000
Dominion Energy Gas Holdings, LLC | Three Point Eight Zero Promissory Notes [Member] | Commercial Paper
Related Party Transaction [Line Items]
Interest Rate					3.80%
Debt Instrument, Face Amount					$ 1,400,000,000
Dominion Energy Gas Holdings, LLC | Five Point One Seven Promissory Notes [Member] | Commercial Paper
Related Party Transaction [Line Items]
Interest Rate							5.17%
Debt Instrument, Face Amount							$ 1,400,000,000
Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Short term demand note					$ 218,000,000,000		$ 18,000,000,000
Weighted- average interest rate percentage					2.78%		1.60%
Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA | DCPI
Related Party Transaction [Line Items]
Short term demand note					$ 2,900,000,000		$ 2,700,000,000
Interest Rate					3.43%		3.45%
Interest charges related to others					$ 96,000,000		$ 82,000,000	47,000,000
Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA | DMLPHCII
Related Party Transaction [Line Items]
Short term demand note					$ 22,000,000		$ 21,000,000
Interest Rate					3.43%		3.45%
Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA | Maximum | DMLPHCII
Related Party Transaction [Line Items]
Interest charges					$ 1,000,000
Interest charges related to others					1,000,000		$ 1,000,000	1,000,000
Dominion Energy Gas Holdings, LLC | Pension Benefits | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent					319,000,000		305,000,000
Dominion Energy Gas Holdings, LLC | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent					13,000,000		7,000,000
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Derivative Asset					93,000,000		166,000,000
Derivative Liabilities					103,000,000		66,000,000
Short term demand note					224,000,000		33,000,000
Affiliated receivables					101,000,000		3,000,000
Interest income					11,000,000		11,000,000
Payables to affiliates					209,000,000		125,000,000
Facility Limit					6,000,000,000	[3]	5,500,000,000
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Derivative Asset					26,000,000		11,000,000
Derivative Liabilities					10,000,000		5,000,000
Virginia Electric and Power Company | Principal Owner
Related Party Transaction [Line Items]
Short term demand note					$ 224,000,000		$ 33,000,000
Weighted- average interest rate percentage					2.94%		1.65%
Virginia Electric and Power Company | Pension Benefits | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due to Dominion, noncurrent					$ 632,000,000		$ 505,000,000
Virginia Electric and Power Company | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent					254,000,000		199,000,000
Cove Point | Term Loan Credit Agreement | Commercial Paper
Related Party Transaction [Line Items]
Credit facility, outstanding amount					$ 3,000,000,000.0
Interest Rate					3.60%
Interest income					$ 21,000,000.0
Cove Point | Revolving Credit Facility
Related Party Transaction [Line Items]
Facility Limit					$ 50,000,000
Maturity date					Mar. 30, 2019
East Ohio | Affiliated Entity
Related Party Transaction [Line Items]
Payables to affiliates					$ 704,000,000
Dominion Gathering and Processing Inc | Affiliated Entity
Related Party Transaction [Line Items]
Payables to affiliates							519,000,000
Dominion Energy Midstream Partners, LP
Related Party Transaction [Line Items]
Interest charges					1,000,000		2,000,000
Credit facility, outstanding amount					$ 73,000,000		26,400,000
Facility Limit							$ 300,000,000
Repayments under facility	$ 73,000,000			$ 73,000,000.0
Dominion Energy Midstream Partners, LP | Maximum
Related Party Transaction [Line Items]
Interest charges								$ 1,000,000

[1]	This credit facility matures in March 2023 and can be used by the Companies to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power and Questar Gas. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.
[3]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.